Leases (Details 2) - Lease liabilities [Member] - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Present value of finance lease liabilities	$ 14,403	$ 3,149
Less Than One Year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Present value of finance lease liabilities	6,574	1,598
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Present value of finance lease liabilities	$ 7,829	$ 1,551